                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/07
                                               --------

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Firelake Capital Management, LLC
         --------------------------------
Address: 575 High Street, Suite 330
         --------------------------------
         Palo Alto, CA 94301
         --------------------------------

Form 13F File Number: 28-11724
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


By: Firelake Capital Management, LLC
    ------------------------------------


Name: Martin L. Lagod
      ------------------
Title: Managing Director
      ------------------
Phone: 650-321-0880
      ------------------

Signature, Place, and Date of Signing:

/s/ Martin L. Lagod                     Palo Alto, CA         February 11, 2008
---------------------------------       -------------         -----------------
[Signature]                             [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 REPORT SUMMARY:


Number of Other Included Managers:         0
                                          --------
Form 13F Information Table Entry Total:    20
                                          --------
Form 13F Information Table Value Total:   $136,457
                                          --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                  MARKET VALUE  SHARE /                                       VOTING AUTHORITY
                               TITLE OF             (X$1000       PRN    SHARE / PUT / INVESTMENT  OTHER   ---------------------
     NAME OF ISSUER             CLASS     CUSIP       USD)       AMOUNT    PRN    CALL DISCRETION MANAGERS    SOLE   SHARED NONE
     --------------            -------- --------- ------------ --------- ------- ----- ---------- -------- --------- ------ ----
ADVANCED ANALOGIC TECH INC.       COM   00752J108    15,592    1,382,268   SH             SOLE             1,382,268
APPLIED MICRO CIRCUITS CORP       COM   03822W406     4,370      500,000   SH             SOLE               500,000
ARUBA NETWORKS, INC.              COM   043176106     7,753      520,000   SH             SOLE               520,000
ATHEROS COMMUNICATIONS INC.       COM   04743P108    15,270      500,000   SH             SOLE               500,000
CYBERSOURCE CORP                  COM   23251J106    17,770    1,000,000   SH             SOLE             1,000,000
DATA DOMAIN INC.                  COM   23767P109     2,634      100,000   SH             SOLE               100,000
ECHELON CORP                      COM   27874N105     7,592      367,824   SH             SOLE               367,824
ISILON SYSTEMS INC.               COM   46432L104       660      130,000   SH             SOLE               130,000
LEADIS TECHNOLOGY, INC.           COM   52171N103     3,831    1,339,500   SH             SOLE             1,339,500
MONOLITHIC POWER SYSTEMS, INC.    COM   609839105    10,735      500,000   SH             SOLE               500,000
NETLOGIC MICROSYSTEMS, INC.       COM   64118B100    12,880      400,000   SH             SOLE               400,000
NETWORK EQUIPMENT TECHNOLOGIES    COM   641208103     7,662      910,000   SH             SOLE               910,000
OCCAM NETWORKS, INC.              COM   67457P309       249       69,900   SH             SOLE                69,900
OMNITURE INC.                     COM   68212S109     5,992      180,000   SH             SOLE               180,000
RENTECH INC.                      COM   760112102       950      525,000   SH             SOLE               525,000
SIRF TECHNOLOGY HLDGS INC.        COM   82967H101     7,539      300,000   SH             SOLE               300,000
VERAZ NETWORKS, INC.              COM   923359103     3,181      660,000   SH             SOLE               660,000
VIRAGE LOGIC CORP                 COM   92763R104       898      107,559   SH             SOLE               107,559
WJ COMMUNICATIONS INC.            COM   929284107       696      940,000   SH             SOLE               940,000
MELLANOX TECHNOLOGIES, LTD.       SHS   M51363113    10,203      560,000   SH             SOLE               560,000